OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 75,128	₽ 74,596
Intangible assets other than goodwill at end of period	79,397	75,128	₽ 74,596
Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	153,313	151,462
Additions	26,577	31,582
Arising on business combinations (Note 4)	573	323
Disposal	(10,008)	(14,259)
Other	50	(127)
Foreign exchange differences	(2,219)	(10,090)
Intangible assets other than goodwill at end of period	168,286	153,313	151,462
Carrying amount | UMS
Other intangible assets
Disposal		(5,578)
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(78,185)	(76,866)
Charge for the year	(21,733)	(23,319)
Effect on assets impairment	(148)
Disposal	9,910	13,937
Other	(50)	1
Foreign exchange differences	1,317	5,406
Intangible assets other than goodwill at end of period	(88,889)	(78,185)	(76,866)
Accumulated amortisation and impairment | UMS
Other intangible assets
Disposal		2,656
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	17,173	18,617
Intangible assets other than goodwill at end of period	₽ 16,260	17,173	18,617
Weighted-average period until next renewal of operating licenses	5 years
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 27,136	28,490
Additions	1,647	3,382
Arising on business combinations (Note 4)	260	323
Disposal	(93)	(2)
Other	(2)	44
Foreign exchange differences	(1,207)	(5,101)
Intangible assets other than goodwill at end of period	27,741	27,136	28,490
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(9,963)	(9,873)
Charge for the year	(2,180)	(2,092)	(1,447)
Disposal	92	2
Other		(7)
Foreign exchange differences	570	2,007
Intangible assets other than goodwill at end of period	(11,481)	(9,963)	(9,873)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	4,120	5,065
Intangible assets other than goodwill at end of period	₽ 3,090	4,120	5,065
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 8,949	9,326
Additions	13	245
Disposal	(1,112)	(582)
Other	1	(40)
Intangible assets other than goodwill at end of period	7,851	8,949	9,326
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,829)	(4,261)
Charge for the year	(1,042)	(1,170)	(1,202)
Disposal	1,108	582
Other	2	20
Intangible assets other than goodwill at end of period	(4,761)	(4,829)	(4,261)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	49,410	42,577
Intangible assets other than goodwill at end of period	₽ 56,136	49,410	42,577
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 104,542	93,134
Additions	24,686	27,658
Arising on business combinations (Note 4)	163
Disposal	(8,429)	(10,509)
Other	(6)	(87)
Foreign exchange differences	(980)	(3,763)
Intangible assets other than goodwill at end of period	119,976	104,542	93,134
Billing and other software | Carrying amount | UMS
Other intangible assets
Disposal		(1,891)
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(55,132)	(50,557)
Charge for the year	(17,614)	(18,002)	(16,933)
Effect on assets impairment	(148)
Disposal	8,345	10,193
Other	(17)	43
Foreign exchange differences	726	2,697
Intangible assets other than goodwill at end of period	(63,840)	(55,132)	(50,557)
Billing and other software | Accumulated amortisation and impairment | UMS
Other intangible assets
Disposal		494
Client base
Other intangible assets
Intangible assets other than goodwill at beginning of period	3,298	3,918
Intangible assets other than goodwill at end of period	₽ 2,682	3,298	3,918
Client base | Minimum
Other intangible assets
Useful life, years	4 years
Client base | Maximum
Other intangible assets
Useful life, years	31 years
Client base | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 7,373	7,537
Disposal	(50)	(164)
Intangible assets other than goodwill at end of period	7,323	7,373	7,537
Client base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,075)	(3,619)
Charge for the year	(616)	(620)	692
Disposal	50	164
Intangible assets other than goodwill at end of period	(4,641)	(4,075)	(3,619)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	209	212
Intangible assets other than goodwill at end of period	₽ 159	209	212
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 3,070	3,208
Additions	12	65
Disposal	(158)	(160)
Other		(4)
Foreign exchange differences	(9)	(39)
Intangible assets other than goodwill at end of period	2,915	3,070	3,208
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,861)	(2,996)
Charge for the year	(57)	(46)	147
Disposal	158	160
Other	(4)	(13)
Foreign exchange differences	8	34
Intangible assets other than goodwill at end of period	(2,756)	(2,861)	(2,996)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	918	4,207
Intangible assets other than goodwill at end of period	₽ 1,070	918	4,207
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Carrying amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,243	9,767
Additions	219	232
Arising on business combinations (Note 4)	150
Disposal	(166)	(2,842)
Other	57	(40)
Foreign exchange differences	(23)	(1,187)
Intangible assets other than goodwill at end of period	2,480	2,243	9,767
Other intangible assets | Carrying amount | UMS
Other intangible assets
Disposal		(3,687)
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(1,325)	(5,560)
Charge for the year	(224)	(1,389)	3,770
Disposal	157	2,836
Other	(31)	(42)
Foreign exchange differences	13	668
Intangible assets other than goodwill at end of period	₽ (1,410)	(1,325)	₽ (5,560)
Other intangible assets | Accumulated amortisation and impairment | UMS
Other intangible assets
Disposal		₽ 2,162